Customer deposits and deposits from banks - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Time Deposits [Line Items]
Payable on demand	$ 7,476,908	$ 7,821,800
Payable on a fixed date	1,975,333	1,714,658
Total deposits	9,452,241	9,536,458
Customers
Time Deposits [Line Items]
Payable on demand	7,449,843	7,813,654
Payable on a fixed date	1,968,576	1,710,338
Total deposits	9,418,419	9,523,992
Customers | Bermuda
Time Deposits [Line Items]
Payable on demand	3,537,510	4,418,649
Payable on a fixed date	958,092	834,211
Total deposits	4,495,602	5,252,860
Customers | Cayman
Time Deposits [Line Items]
Payable on demand	2,847,793	2,529,499
Payable on a fixed date	472,442	405,215
Total deposits	3,320,235	2,934,714
Customers | Channel Islands and the UK
Time Deposits [Line Items]
Payable on demand	1,064,540	865,506
Payable on a fixed date	538,042	470,912
Total deposits	1,602,582	1,336,418
Banks
Time Deposits [Line Items]
Payable on demand	27,065	8,146
Payable on a fixed date	6,757	4,320
Total deposits	33,822	12,466
Banks | Bermuda
Time Deposits [Line Items]
Payable on demand	8,100	442
Payable on a fixed date	0	0
Total deposits	8,100	442
Banks | Cayman
Time Deposits [Line Items]
Payable on demand	17,564	7,704
Payable on a fixed date	6,757	4,320
Total deposits	24,321	12,024
Banks | Channel Islands and the UK
Time Deposits [Line Items]
Payable on demand	1,401	0
Payable on a fixed date	0	0
Total deposits	$ 1,401	$ 0